Shareholders equity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Shareholders Equity
Number of warrants outstanding, Beginning	1,072,865	0
Number of warrants, Issued	8,333,334	1,072,865
Number of warrants, Exercised	(325,825)	0
Number of warrants, Expired	0	0
Number of warrants outstanding, End	9,080,374	1,072,865
Number of warrants exercisable	9,080,374
Weighted average exercise price, Beginning	$ 2.40	$ 0
Weighted average exercise price, Issued	2.40	2.40
Weighted average exercise price, Exercised	2.40	0
Weighted average exercise price, Expired	0	0
Weighted average exercise price, End	2.40	$ 2.40
Weighted average exercise price exercisable	$ 2.40